UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Annual Report
February 29, 2020

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (http://www.brightrockfunds.com/literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-273-7223 or by sending an e-mail request to info@brightrockcap.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-866-273-7223 or send an e-mail request to info@brightrockcap.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or, if you invest directly with the Funds, to all Bright Rock Funds you hold.

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	6

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	11

STATEMENTS OF ASSETS AND LIABILITIES	17

STATEMENTS OF OPERATIONS	18

STATEMENTS OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	33

NOTICE OF PRIVACY POLICY & PRACTICES	34

ADDITIONAL INFORMATION	35

Dear Shareholder:

Market Overview

It is very odd to be writing about the timeframe of February 28, 2019 to February 29, 2020 during the massive pandemic crisis facing our country as this is being written in March 2020.  For the 12 months ended February 29, 2020, the S&P 500 Total Return Index (the “S&P 500”) was up +8.19%.  That number masks a much bigger story, as there was very strong growth for 11.5 months and then a massive sell-off in the last two weeks of February.  From February 28, 2019 until February 19, 2020, the S&P 500 was up +23.62%, only to fall -12.70% in the last 7 trading days of the month.

Historically, our high quality, low volatility bias, and equal-weighted sector strategy has tended to be challenged in strong positive markets. Over the past twelve months, the S&P 500 Quality Index (+7.88%), the S&P 500 Low Volatility Index (+6.89%), and the S&P 500 Equal Weighted Sector Index (+4.18%) all underperformed the S&P 500 (+8.19%) on a relative basis. The S&P 500 Equal Weighted Sector Index performed particularly badly due to the negative performance of Energy (-25.48%) due to both the coronavirus pandemic and an oil price war between OPEC and Russia.

Bright Rock Fund Overviews

Our strategies focus on investing in quality companies and maintaining equal sector exposure across all sectors. While our Quality Large Cap Fund did not outperform its benchmark in this environment largely due to sector weightings, our Mid Cap Growth Fund did outperform its benchmark due to strong stock selection.

Quality Large Cap Fund:

For the twelve month period ended February 29, 2020, the Fund returned +6.24% relative to the S&P 500, which returned +8.19%. Relative to our benchmark, equal-weighting the S&P 500 sectors (ex-Real Estate) accounted for the vast majority of the underperformance, which was to some degree offset by stock selection.

Eight of the eleven sectors in the S&P 500 generated positive returns over the past twelve months. The best performing sectors were Information Technology (+26.70%), Utilities (+12.73%) and Communication Services (+12.72%), while the worst performing sectors were Energy (-25.48%), Materials (-1.72%), and Industrials (-1.50%). Our significant underweight to Information Technology was the largest negative detractor over this time frame. In addition, our significant overweight to the Energy and Materials sectors were large detractors. This was partially offset by our significant overweight to Utilities, which was the largest positive contributor over this time frame.

Stock selection was a positive contributor over the past twelve months. Specifically, our stock selection was strong in the Healthcare and Consumer Discretionary sectors due to strong performance from Cerner (+24.77%), Thermo Fisher Scientific (+12.32%), Home Depot (+20.60%), and Starbucks (+13.82%). Elsewhere in the portfolio, Microsoft (+46.34%), NextEra Energy (+37.39%) and Mastercard (+29.75%) were among the top performers, while Schlumberger Ltd. (-33.98%), Exxon Mobil Corp. (-30.51%),

C.H. Robinson Worldwide (-22.10%), and Chevron (-17.88%) were among the bottom performers over the past twelve months.

Mid Cap Growth Fund:

For the twelve month period ended February 29, 2020, the Fund returned +8.07%, relative to the Russell Midcap Growth Total Return Index, which returned +7.86%. Relative to our benchmark, equal-weighting the Russell Midcap Growth Total Return Index sectors was a significant negative detractor, but was more than offset by strong stock selection.

Eight of the nine sectors in the Russell Midcap Growth Total Return Index generated positive returns over the past twelve months. The best performing sectors were Utilities (+41.09%) and Financials (+18.58%), while the worst performing and only negative sector was Energy (-21.84%). From a sector standpoint, our significant overweight to Energy accounted for almost all of the detraction from sector allocation.

Our stock selection was the major driver of our relative outperformance over the past twelve months. Specifically, our stock selection was strong in the Healthcare, Consumer Discretionary, and Producer Durables sectors due to strong performance from ResMed Inc. (+56.69%), Copart Inc. (+43.99%), Floor & Décor Holdings (+37.31%), and Gentex (+33.53). Elsewhere in the portfolio, Tyler Technologies (+53.01%), Hershey Co. (+32.84%), Dollar General (+27.96%), and Brown-Forman (+25.44%) were among the top performers. Cabot Oil & Gas (-41.88%), Diamondback Energy (-39.22%), Parsley Energy (-25.80%) and Acuity Brands (-20.55%) were among the bottom performers.

Thank you for your business and the confidence you have placed in us. We wish you a healthy and safe remainder of 2020.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Disclosures

Past performance is not a guarantee of future results.

The S&P 500® Total Return Index is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The S&P 500® Quality Index is designed to track high quality stocks in the S&P 500 by quality score, which is calculated based on return on equity, accruals ratio and financial leverage ratio.

The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The index benchmarks low volatility or low variance strategies for the U.S. stock market.

The S&P 500® Equal Weighted Sector Index measures performance of 10 S&P 500 GICS Sectors (all ex Real Estate) equally weighted and rebalanced quarterly.

Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.  One cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell ETF shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in such a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 29, 2020

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2019 –
	September 1, 2019	February 29, 2020	February 29, 2020*
Actual	$1,000.00	$ 979.50	$5.46
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.34	$5.57

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2019 –
	September 1, 2019	February 29, 2020	February 29, 2020*
Actual	$1,000.00	$ 973.70	$4.22
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.59	$4.32

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 29, 2020

				Since
	One	Three	Five	Inception
	Year	Years	Years	(5/26/10)
Bright Rock Mid Cap Growth Fund
Institutional Class	8.07%	9.27%	8.33%	10.13%
Russell Midcap® Growth Total Return Index	7.86%	12.63%	9.14%	13.78%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund’s Institutional Class and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 29, 2020

				Since
	One	Three	Five	Inception
	Year	Years	Years	(5/26/10)
Bright Rock Quality Large Cap Fund
Institutional Class	6.24%	7.22%	6.44%	10.74%
S&P 500® Total Return Index	8.19%	9.87%	9.23%	13.32%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund’s Institutional Class and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 29, 2020

	Shares	Value
COMMON STOCKS – 99.25%

Auto Components – 2.82%
Gentex Corp.	71,000	$1,895,700

Beverages – 5.16%
Brown-Forman Corp. – Class B	29,500	1,811,595
Monster Beverage Corp. (a)	26,500	1,653,865
		3,465,460

Capital Markets – 6.47%
Eaton Vance Corp.	30,000	1,237,800
FactSet Research Systems, Inc.	6,000	1,595,940
SEI Investments Co.	27,600	1,509,996
		4,343,736

Chemicals – 6.15%
International Flavors & Fragrances, Inc.	12,500	1,497,250
The Sherwin-Williams Co.	5,100	2,635,425
		4,132,675

Commercial Services & Supplies – 8.09%
Copart, Inc. (a)	41,000	3,463,680
Rollins, Inc.	52,500	1,965,600
		5,429,280

Containers & Packaging – 1.13%
AptarGroup, Inc.	7,500	758,025

Distributors – 1.10%
LKQ Corp. (a)	25,000	739,500

Electrical Equipment – 4.40%
Acuity Brands, Inc.	12,000	1,234,320
AMETEK, Inc.	20,000	1,720,000
		2,954,320

Electronic Equipment, Instruments & Components – 4.89%
Amphenol Corp. – Class A	17,000	1,558,560
IPG Photonics Corp. (a)	13,500	1,723,140
		3,281,700

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2020

	Shares	Value

Food Products – 5.27%
McCormick & Co., Inc.	4,500	$657,855
The Hershey Co.	20,000	2,879,800
		3,537,655

Health Care Equipment & Supplies – 13.11%
Edwards Lifesciences Corp. (a)	13,000	2,662,920
IDEXX Laboratories, Inc. (a)	10,600	2,697,806
ResMed, Inc.	17,000	2,702,320
Varian Medical Systems, Inc. (a)	6,000	737,820
		8,800,866

Household Products – 2.48%
Church & Dwight Co., Inc.	24,000	1,668,480

IT Services – 5.44%
FleetCor Technologies, Inc. (a)	2,550	677,764
Jack Henry & Associates, Inc.	19,600	2,974,104
		3,651,868

Multiline Retail – 3.81%
Dollar General Corp.	17,000	2,555,100

Oil, Gas & Consumable Fuels – 11.30%
Cabot Oil & Gas Corp.	50,000	696,500
Cheniere Energy, Inc. (a)	26,500	1,359,185
Diamondback Energy, Inc.	21,100	1,308,200
ONEOK, Inc.	39,850	2,658,792
Parsley Energy, Inc. – Class A	117,000	1,567,800
		7,590,477

Road & Rail – 2.03%
JB Hunt Transport Services, Inc.	14,100	1,359,804

Semiconductors & Semiconductor Equipment – 5.16%
Analog Devices, Inc.	15,300	1,668,465
Microchip Technology, Inc.	19,800	1,796,058
		3,464,523

Software – 2.92%
Tyler Technologies, Inc. (a)	6,250	1,958,438

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2020

	Shares	Value

Specialty Retail – 4.93%
Floor & Decor Holdings, Inc. (a)	31,000	$1,582,550
Tractor Supply Co.	19,500	1,725,945
		3,308,495
Trading Companies & Distributors – 2.59%
Fastenal Co.	50,800	1,738,376
TOTAL COMMON STOCKS (Cost $38,472,195)		66,634,478

MONEY MARKET FUNDS – 0.55%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 1.477% (b)	371,151	371,151
TOTAL MONEY MARKET FUNDS (Cost $371,151)		371,151
Total Investments (Cost $38,843,346) – 99.80%		67,005,629
Other Assets in Excess of Liabilities – 0.20%		136,609
TOTAL NET ASSETS – 100.00%		$67,142,238

(a)	Non-income producing security.
(b)	Seven day yield as of February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 29, 2020

	Shares	Value
COMMON STOCKS – 96.05%

Aerospace & Defense – 4.88%
Raytheon Co.	31,000	$5,845,360
United Technologies Corp.	44,000	5,745,960
		11,591,320

Air Freight & Logistics – 2.87%
CH Robinson Worldwide, Inc.	99,000	6,821,100

Banks – 5.87%
JPMorgan Chase & Co.	47,000	5,457,170
Wells Fargo & Co.	208,000	8,496,800
		13,953,970

Beverages – 3.61%
PepsiCo, Inc.	65,000	8,581,950

Capital Markets – 3.69%
BlackRock, Inc.	8,000	3,704,080
T. Rowe Price Group, Inc.	43,000	5,074,430
		8,778,510

Chemicals – 6.86%
Ecolab, Inc.	31,000	5,593,950
Linde PLC	29,000	5,539,290
The Sherwin-Williams Co.	10,000	5,167,500
		16,300,740

Construction Materials – 3.16%
Martin Marietta Materials, Inc.	33,000	7,508,490

Diversified Telecommunication Services – 3.64%
Verizon Communications Inc.	160,000	8,665,600

Electric Utilities – 5.33%
Evergy, Inc.	78,000	5,097,300
NextEra Energy, Inc.	30,000	7,582,800
		12,680,100

Energy Equipment & Services – 2.39%
Schlumberger Ltd. (a)	210,000	5,688,900

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2020

	Shares	Value

Food & Staples Retailing – 3.03%
Walmart, Inc.	67,000	$7,214,560

Food Products – 1.35%
McCormick & Co., Inc.	22,000	3,216,180

Health Care Providers & Services – 3.04%
CVS Health Corp.	122,000	7,219,960

Health Care Technology – 2.16%
Cerner Corp.	74,000	5,125,980

Hotels, Restaurants & Leisure – 2.28%
Starbucks Corp.	69,000	5,411,670

Household Products – 2.46%
Colgate-Palmolive Co.	86,500	5,844,805

Interactive Media & Services – 6.76%
Alphabet, Inc. – Class A (b)	7,400	9,910,450
Facebook, Inc. – Class A (b)	32,000	6,159,040
		16,069,490

IT Services – 4.59%
Automatic Data Processing, Inc.	33,000	5,106,420
Mastercard, Inc. – Class A	20,000	5,805,000
		10,911,420

Life Sciences Tools & Services – 1.35%
Thermo Fisher Scientific, Inc.	11,000	3,198,800

Multi-Utilities – 2.94%
Sempra Energy	50,000	6,989,000

Oil, Gas & Consumable Fuels – 4.95%
Chevron Corp.	81,000	7,560,540
Exxon Mobil Corp.	82,000	4,218,080
		11,778,620

Pharmaceuticals – 3.37%
Johnson & Johnson	59,500	8,001,560

Road & Rail – 2.25%
Union Pacific Corp.	33,500	5,353,635

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2020

	Shares	Value

Software – 3.27%
Microsoft Corp.	48,000	$7,776,480

Specialty Retail – 6.13%
O’Reilly Automotive, Inc. (b)	20,000	7,374,400
The Home Depot, Inc.	33,000	7,188,720
		14,563,120

Textiles, Apparel & Luxury Goods – 1.80%
NIKE, Inc. – Class B	48,000	4,290,240

Water Utilities – 2.02%
Essential Utilities, Inc.	111,500	4,795,615
TOTAL COMMON STOCKS (Cost $169,656,026)		228,331,815

EXCHANGE TRADED FUNDS – 3.11%
Energy Select Sector SPDR Fund	17,000	769,590
Technology Select Sector SPDR Fund	75,000	6,627,750
TOTAL EXCHANGE TRADED FUNDS (Cost $6,275,839)		7,397,340

MONEY MARKET FUNDS – 0.64%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 1.477% (c)	1,518,195	1,518,195
TOTAL MONEY MARKET FUNDS (Cost $1,518,195)		1,518,195
Total Investments (Cost $177,450,060) – 99.80%		237,247,350
Other Assets in Excess of Liabilities – 0.20%		486,311
TOTAL NET ASSETS – 100.00%		$237,733,661

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 29, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 29, 2020

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $38,843,346 and $177,450,060)	$67,005,629	$237,247,350
Receivable for Fund shares sold	191,357	350,975
Dividends and interest receivable	77,661	645,713
Other assets	5,853	6,397
TOTAL ASSETS	67,280,500	238,250,435

LIABILITIES
Payable for Fund shares redeemed	28,971	262,974
Payable to affiliates	26,609	70,364
Payable to Adviser	43,524	136,149
Accrued expenses and other liabilities	39,158	47,287
TOTAL LIABILITIES	138,262	516,774
NET ASSETS	$67,142,238	$237,733,661

Net assets consist of:
Paid-in capital	$36,256,675	$170,984,586
Total distributable earnings	30,885,563	66,749,075
NET ASSETS	$67,142,238	$237,733,661

INSTITUTIONAL CLASS SHARES
Net assets	$67,142,238	$237,733,661
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,596,869	14,334,977
Net asset value, redemption price
and offering price per share	$18.67	$16.58

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 29, 2020

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$548,240	$5,400,322
Interest income	17,522	27,955
TOTAL INVESTMENT INCOME	565,762	5,428,277

EXPENSES
Management fees	534,638	1,639,871
Administration fees	76,788	238,345
Fund accounting fees	39,821	101,847
Audit and tax fees	31,858	31,870
Transfer agent fees and expenses	31,688	45,454
Federal and state registration fees	31,665	31,983
Legal fees	14,808	24,119
Chief Compliance Officer fees	11,662	11,673
Trustees’ fees	10,999	10,987
Reports to shareholders	9,558	16,635
Custody fees	7,982	26,952
Distribution (12b-1) fees – Investor Class(1)	33	—
Other expenses	8,274	12,312
TOTAL EXPENSES	809,774	2,192,048
NET INVESTMENT INCOME (LOSS)	(244,012)	3,236,229

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	4,800,696	15,015,245
Net change in unrealized appreciation
(depreciation) on investments	931,821	(2,992,514)
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	5,732,517	12,022,731
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$5,488,505	$15,258,960

(1)	The Investor Class shares converted to Institutional Class shares on June 28, 2019. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 29, 2020	February 28, 2019
FROM OPERATIONS
Net investment income (loss)	$(244,012)	$85,966
Net realized gain on investments	4,800,696	1,002,025
Net change in unrealized
appreciation on investments	931,821	182,425
Net increase in net assets from operations	5,488,505	1,270,416

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(2,627,778)	—
Net decrease in net assets resulting
from distributions paid	(2,627,778)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	13,809,032	7,799,739
Proceeds from shares sold – Investor Class	—	5,000
Shares converted into Institutional Class
from Investor Class (Note 1)	68,602	—
Payments for shares redeemed –
Institutional Class	(16,040,717)	(11,202,225)
Payments for shares redeemed –
Investor Class	—	(13,000)
Shares converted from Investor Class
to Institutional Class (Note 1)	(68,602)	—
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	2,531,734	—
Net increase (decrease) in net assets
from capital share transactions	300,049	(3,410,486)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	3,160,776	(2,140,070)

NET ASSETS
Beginning of Year	63,981,462	66,121,532
End of Year	$67,142,238	$63,981,462

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 29, 2020	February 28, 2019
FROM OPERATIONS
Net investment income	$3,236,229	$3,510,548
Net realized gain on investments	15,015,245	5,162,811
Net change in unrealized
appreciation (depreciation) on investments	(2,992,514)	4,608,204
Net increase in net assets from operations	15,258,960	13,281,563

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(13,201,378)	(10,534,841)
Net dividends and distributions – Investor Class	(81)	(1,012)
Net decrease in net assets resulting
from distributions paid	(13,201,459)	(10,535,853)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	36,124,307	28,545,068
Shares converted into Institutional Class
from Investor Class (Note 1)	10,832	—
Payments for shares redeemed –
Institutional Class	(42,340,713)	(38,949,273)
Payments for shares redeemed – Investor Class	(11,157)	(74,148)
Shares converted from Investor Class
to Institutional Class (Note 1)	(10,832)	—
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	10,020,825	7,048,814
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	81	1,012
Net increase (decrease) in net assets
from capital share transactions	3,793,343	(3,428,527)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	5,850,844	(682,817)

NET ASSETS
Beginning of Year	231,882,817	232,565,634
End of Year	$237,733,661	$231,882,817

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year				Year
	Ended				Ended
	February				February
	29,	Year Ended February 28,			29,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$17.89	$17.56	$14.83	$12.37	$13.88

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)	0.02	(0.01)	0.01	0.01
Net realized and unrealized
gain (loss) on investments	1.56	0.31	2.75	2.61	(0.79)
Total from investment operations	1.49	0.33	2.74	2.62	(0.78)

Less distributions paid:
From income	(0.02)	—	(0.01)	(0.01)	—
From net realized gain on investments	(0.69)	—	—	(0.15)	(0.73)
Total distributions paid	(0.71)	—	(0.01)	(0.16)	(0.73)
Net Asset Value, End of Year	$18.67	$17.89	$17.56	$14.83	$12.37
Total Return	8.07%	1.88%	18.50%	21.22%	-5.68%

Supplemental Data and Ratios:
Net assets, end of year (000’s omitted)	$67,142	$63,918	$66,052	$58,928	$45,666
Ratio of expenses to average
net assets before waiver,
reimbursements and recoupments	1.14%	1.18%	1.21%	1.20%	1.26%
Ratio of expenses to average
net assets after waiver,
reimbursements and recoupments	1.14%	1.18%	1.21%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets before
waiver, reimbursements and recoupments	(0.34)%	0.14%	(0.03)%	0.14%	0.08%
Ratio of net investment income (loss)
to average net assets after
waiver, reimbursements and recoupments	(0.34)%	0.14%	(0.03)%	0.10%	0.09%
Portfolio turnover rate	29.1%	10.6%	15.3%	30.2%	44.1%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year				Year
	Ended				Ended
	February				February
	29,	Year Ended February 28,			29,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$16.42	$16.26	$15.26	$13.79	$14.73

Income (loss) from investment operations:
Net investment income(1)	0.23	0.25	0.20	0.20	0.23
Net realized and unrealized
gain (loss) on investments	0.87	0.67	1.25	1.79	(0.71)
Total from investment operations	1.10	0.92	1.45	1.99	(0.48)

Less distributions paid:
From income	(0.23)	(0.25)	(0.19)	(0.19)	(0.23)
From net realized gain on investments	(0.71)	(0.51)	(0.26)	(0.33)	(0.23)
Total distributions paid	(0.94)	(0.76)	(0.45)	(0.52)	(0.46)
Net Asset Value, End of Year	$16.58	$16.42	$16.26	$15.26	$13.79
Total Return	6.24%	5.92%	9.54%	14.64%	-3.31%

Supplemental Data and Ratios:
Net Assets at end of year (000’s omitted)	$237,734	$231,862	$232,472	$216,188	$180,801
Ratio of expenses to average net assets	0.87%	0.88%	0.89%	0.89%	0.90%
Ratio of net investment income
to average net assets	1.28%	1.53%	1.28%	1.37%	1.62%
Portfolio turnover rate	28.3%	42.6%	30.9%	60.3%	58.3%

(1)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 29, 2020

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”. The Institutional Class shares of each Fund commenced operations on May 26, 2010. Effective as of the close of business on June 28, 2019, each Fund converted its Investor Class shares into Institutional Class shares of the same Fund and ceased offering its Investor Class shares.  Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”). Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security is valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2020:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$66,634,478	$—	$—	$66,634,478
Money Market Funds	371,151	—	—	371,151
Total Investment
in Securities	$67,005,629	$—	$—	$67,005,629

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$228,331,815	$—	$—	$228,331,815
Exchange Traded Funds	7,397,340	—	—	7,397,340
Money Market Funds	1,518,195	—	—	1,518,195
Total Investment
in Securities	$237,247,350	$—	$—	$237,247,350

The Funds did not hold financial derivative instruments during the year ended February 29, 2020.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.

Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. The Funds may make additional distributions if deemed to be desirable at another time during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) fees were expensed at 0.25% of average daily net assets of the Investor Class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from Investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 29, 2020 and February 28, 2019 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2020	$85,966	$2,541,812
Year ended February 28, 2019	$—	$—

Quality Large Cap Fund
Year ended February 29, 2020	$3,203,792	$9,997,667
Year ended February 28, 2019	$3,552,533	$6,983,320

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

As of February 29, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$38,883,561	$177,527,233
Gross tax unrealized appreciation	$29,829,283	$68,122,485
Gross tax unrealized depreciation	(1,707,215)	(8,402,368)
Net tax unrealized appreciation	$28,122,068	$59,720,117
Undistributed ordinary income	$—	$564,925
Undistributed long-term capital gain	2,763,495	6,464,033
Total distributable earnings	$2,763,495	$7,028,958
Other accumulated loss	—	—
Total accumulated earnings	$30,885,563	$66,749,075

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 29, 2020, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Mid Cap Growth Fund	$244,012	$(244,012)
Quality Large Cap Fund	—	—

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 29, 2020. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2020. At February 29, 2020, the fiscal years 2017 through 2020 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets. The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2021, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (“Quasar” or the “Distributor”) a distribution (12b-1) fee of 0.25% of each Fund’s Investor Class shares’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended February 29, 2020, the Mid Cap Growth Fund incurred expenses of $33 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees and expenses incurred for the year ended February 29, 2020, and owed as of February 29, 2020 are as follows:

Administration	Incurred	Owed
Mid Cap Growth Fund	$76,788	$12,501
Quality Large Cap Fund	$238,345	$39,827

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

Fund Accounting	Incurred	Owed
Mid Cap Growth Fund	$39,821	$6,257
Quality Large Cap Fund	$101,847	$17,314

Transfer Agency	Incurred*	Owed
Mid Cap Growth Fund	$30,968	$4,331
Quality Large Cap Fund	$42,405	$6,359

Custody	Incurred	Owed
Mid Cap Growth Fund	$7,982	$1,442
Quality Large Cap Fund	$26,952	$4,783

*	These amounts do not include sub-transfer agency fees, and therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with US Bank (see Note 9).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended February 29, 2020, and owed as of February 29, 2020, is as follows:

CCO	Incurred	Owed
Mid Cap Growth Fund	$11,662	$2,078
Quality Large Cap Fund	$11,673	$2,081

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class Shares	February 29, 2020	February 28, 2019
Shares Sold	695,840	449,979
Shares Issued to Holders in
Reinvestment of Distributions	125,894	—
Shares Redeemed	(800,940)	(638,017)
Shares Converted into Institutional Class	3,456	—
Net Increase (Decrease)	24,250	(188,038)

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

	Year Ended	Year Ended
Mid Cap Growth Fund – Investor Shares	February 29, 2020	February 28, 2019
Shares Sold	—	278
Shares Issued to Holders in
Reinvestment of Distributions	—	—
Shares Redeemed	—	(714)
Shares Converted from Investor Class	(3,456)	—
Net Decrease	(3,456)	(436)

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class Shares	February 29, 2020	February 28, 2019
Shares Sold	2,028,426	1,757,860
Shares Issued to Holders in
Reinvestment of Distributions	550,106	453,922
Shares Redeemed	(2,364,677)	(2,390,357)
Shares Converted into Institutional Class	620	—
Net Increase (Decrease)	214,475	(178,575)

	Year Ended	Year Ended
Quality Large Cap Fund – Investor Shares	February 29, 2020	February 28, 2019
Shares Issued to Holders in
Reinvestment of Distributions	5	62
Shares Redeemed	(628)	(4,492)
Shares Converted from Investor Class	(620)	—
Net Decrease	(1,243)	(4,430)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 29, 2020 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$20,246,080	$70,037,955
Sales	$21,619,017	$77,218,063

(9)	Line of Credit

The Funds each have lines of credit, maturing August 8, 2020, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2020

redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 5.50% from March 1, 2019 through August 31, 2019, 5.25% from September 1, 2019 through November 30, 2019, and 4.75% thereafter.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Mid Cap Growth Fund	17	$391,882	$882	$1,196,000	12/20/2019
Quality Large Cap Fund	11	$1,349,636	$1,976	$2,466,000	1/23/2020

*	Interest expense is included within “other expenses” on the Statement of Operations.

(10)	Subsequent Events

On March 20, 2020, the Quality Large Cap Fund declared and paid a distribution of $891,121 to its shareholders of record on March 19, 2020.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC, the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Trust’s Board of Trustees has approved a new Distribution Agreement between the Trust, on behalf of the Funds, and Quasar to enable Quasar to continue serving as the Funds’ distributor.

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bright Rock Funds, comprising Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 29, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Bright Rock Funds as of February 29, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2020, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 27, 2020

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 29, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2020, was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	19	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present),	(an open-end
				Professor,	investment
				Department of	company with
				Accounting (2004–	two portfolios).
2019), Chair,
Department of
Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	19	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	19	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016).
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–2011).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Joseph C. Neuberger*	Chairperson	Indefinite	19	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present), Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-
Year of Birth: 1962		2001		(2016–present),	end investment
				Executive Vice	company)
				President (1994–	(2001–2018);
				2017), U.S.	Trustee, Buffalo
				Bancorp Fund	Funds (an open-
				Services, LLC.	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	July 1,		Services, LLC (February
Year of Birth: 1985	Vice	2017		2017–present); Vice
	President			President and Assistant
	and			CCO, Heartland Advisors,
	Anti-Money			Inc. (December 2016–
	Laundering			January 2017); Vice
	Officer			President and CCO,
Heartland Group, Inc.
(May 2016–November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–April
2016), Senior Legal and
Compliance Counsel
(2013–2015), Heartland
Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 22,		Services, LLC
Year of Birth: 1970		2019		(2019–present); Partner,
Practus, LLP (2018–
2019); Counsel, Drinker
Biddle & Reath (2016–
2018); Counsel,
Huntington Bancshares
Inc. (2011–2015).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

 A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2020	FYE 2/28/2019
Audit Fees	$51,200	$49,600
Audit-Related Fees	$0	$0
Tax Fees	$11,950	$11,600
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2020	FYE 2/28/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2020	FYE 2/28/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$216,000	$265,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     4/28/2020

By (Signature and Title)*                    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     4/28/2020

* Print the name and title of each signing officer under his or her signature.